Overview, Basis of Presentation and Significant Accounting Policies (Tables)	12 Months Ended
Aug. 25, 2017
Accounting Policies [Abstract]
Summary of Gross Billings to Customers and Net Sales for Services and Products

The following is a summary of the Company’s gross billings to customers and net sales for services and products (in thousands):

	Fiscal Year Ended
	August 25,	August 26,	August 28,
	2017	2016	2015
Service revenue, net	$36,843	$44,453	$40,235
Cost of purchased materials - service (1)	864,256	1,390,624	1,503,968
Gross billings for services	901,099	1,435,077	1,544,203
Product net sales	724,448	489,970	603,234
Gross billings to customers	$1,625,547	$1,925,047	$2,147,437
Product net sales	$724,448	$489,970	$603,234
Service revenue, net	36,843	44,453	40,235
Net sales	$761,291	$534,423	$643,469

(1)	Represents cost of sales associated with service revenue reported on a net basis.

Schedule of Accounts Receivable Allowances

The changes in the accounts receivable allowances during fiscal 2017, 2016 and 2015 are as follows (in thousands):

Total
Balance as of August 29, 2014	$343
Charged to costs and other	398
Deductions	(394)
Balance as of August 28, 2015	347
Charged to costs and other	215
Deductions	(334)
Balance as of August 26, 2016	228
Charged to costs and other	652
Deductions	(566)
Balance as of August 25, 2017	$314

Estimated Useful Lives

Estimated useful lives are presented below:

Period
Asset:
Manufacturing equipment	2 to 5 years
Office furniture, software, computers and equipment	2 to 5 years
Leasehold improvements*	2 to 60 years

*	Includes the land lease for the Penang facility with a term expiring in 2070.

Changes in Carrying Amount of Goodwill

The changes in the carrying amount of goodwill during fiscal 2017 and 2016 are as follows (in thousands):

Total
Balance as of August 28, 2015	$43,594
Translation adjustments	1,382
Balance as of August 26, 2016	44,976
Translation adjustments	1,046
Balance as of August 25, 2017	$46,022

Summary of Gross Amounts and Accumulated Amortization of Intangible Assets from Acquisition by Type

The following table summarizes the gross amounts and accumulated amortization of intangible assets from the Acquisition by type as of August 25, 2017 and August 26, 2016 (dollars in thousands):

		August 25, 2017			August 26, 2016
	Weighted	Gross			Gross
	avg.	Carrying	Accumulated		Carrying	Accumulated
	life (yrs)	amount	amortization	Net	amount	amortization	Net
Customer relationships	5	$26,971	$(22,844)	$4,127	$103,279	$(92,326)	$10,953
Technology	4	4,900	(3,920)	980	74,063	(68,186)	5,877
Trademarks/tradename	5	—	—	—	10,092	(10,043)	49
Favorable leases	4	—	—	—	228	(223)	5
Total		$31,871	$(26,764)	$5,107	$187,662	$(170,778)	$16,884

Amortization of Intangible Assets Classification

	Fiscal Year Ended
	August 25,	August 26,	August 28,
	2017	2016	2015
Amortization of intangible assets classification (in thousands):
Research and development	$4,897	$4,897	$6,160
Selling, general and administrative	7,042	8,471	24,669
Total	$11,939	$13,368	$30,829

Stock-Based Compensation Expense by Category
	Fiscal Year Ended
	August 25,	August 26,	August 28,
	2017	2016	2015
Stock-based compensation expense by category (in thousands):
Cost of sales	$636	$461	$771
Research and development	655	725	844
Selling, general and administrative	4,073	2,686	4,517
Total	$5,364	$3,872	$6,132